N-4	Dec. 15, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001140778
Entity Investment Company Type	N-4
Document Period End Date	Dec. 15, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

The following changes relate to “APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE”, found at pages A-1 - A-14 in the prospectus and “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE”, found at pages A-1 - A-14 in the updating summary prospectus and the summary prospectus for new investors.

Effective December 31, 2025 (the “Effective Date”), the BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio will change its name from “Opportunistic Small Cap Portfolio” to “Small Cap Portfolio.” On the Effective Date, the existing entry for BNY Mellon – BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio – Initial Share Class is deleted and replaced with the following:

Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Capital growth	BNY Mellon BNY Mellon Variable Investment Fund: Small Cap Portfolio – Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management North America, LLC	0.74%*	4.62%	5.89%	6.47%

Variable Option [Line Items]
Prospectuses Available [Text Block]

The following changes relate to “APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE”, found at pages A-1 - A-14 in the prospectus and “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE”, found at pages A-1 - A-14 in the updating summary prospectus and the summary prospectus for new investors.

Effective December 31, 2025 (the “Effective Date”), the BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio will change its name from “Opportunistic Small Cap Portfolio” to “Small Cap Portfolio.” On the Effective Date, the existing entry for BNY Mellon – BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio – Initial Share Class is deleted and replaced with the following:

Portfolio Companies [Table Text Block]
Investment Objective	Investment Option and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Capital growth	BNY Mellon BNY Mellon Variable Investment Fund: Small Cap Portfolio – Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management North America, LLC	0.74%*	4.62%	5.89%	6.47%

BNY Mellon BNY Mellon Variable Investment Fund: Small Cap Portfolio – Initial Share Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital growth
Portfolio Company Name [Text Block]	BNY Mellon BNY Mellon Variable Investment Fund: Small Cap Portfolio – Initial Share Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Advisor, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	4.62%
Average Annual Total Returns, 5 Years [Percent]	5.89%
Average Annual Total Returns, 10 Years [Percent]	6.47%